CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 40,133	$ 18,435
Restricted cash	62,229	100,779
Restricted cash held by trustees	9,058	8,524
Trade receivables, net	89,377	50,984
Inventories	21,469	25,358
Other current assets	17,017	16,223
Total current assets	239,283	220,303
LONG-TERM INVESTMENTS AND RECEIVABLES:
Severance pay funds	7,791	7,545
Other long-term receivables	436	400
Total long-term investments and receivables	8,227	7,945
PROPERTY AND EQUIPMENT, NET	80,837	81,963
INTANGIBLE ASSETS, NET	11,383	17,154
GOODWILL	43,468	43,468
Total assets	383,198	370,833
CURRENT LIABILITIES:
Short-term bank credit and loans		7,000
Current maturities of long-term loans	4,617	4,542
Trade payables	29,625	17,210
Accrued expenses	53,429	23,481
Advances from customers and deferred revenues	37,659	87,632
Advances from customers held by trustees	7,498	8,515
Other current liabilities	13,846	11,394
Total current liabilities	146,674	159,774
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	16,932	21,493
Accrued severance pay	7,485	7,506
Other long-term liabilities	2,281	3,978
Total long-term liabilities	26,698	32,977
COMMITMENTS AND CONTINGENCIES
EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares at December 31, 2016 and 2015; Issued and outstanding: 54,592,667 and 44,333,047 shares at December 31, 2016 and 2015, respectively	2,593	2,048
Additional paid-in capital	920,162	884,126
Accumulated other comprehensive loss	(3,224)	(3,727)
Accumulated deficit	(709,705)	(704,365)
Total equity	209,826	178,082
Total liabilities and equity	$ 383,198	$ 370,833